PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Receivable from disposal of property, plant and equipment	$ 3,714,161	$ 35,298,500
Refundable deposits	8,048,529	8,176,247
EPC Warranty reimbursement receivables	201,067	196,322
Others	3,989,377	2,417,974
Total prepaid expenses and other current assets	15,953,134	46,089,043
Allowance for credit losses	(1,434,483)	(1,262,709)
Total prepaid expenses and other current assets	$ 14,518,651	$ 44,826,334